DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 132
Unrealized Losses on Derivative Financial Liabilities	(374)
Net Change	(242)	$ 112
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	0
Unrealized Losses on Derivative Financial Liabilities	(305)
Net Change	(305)	97
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	132
Unrealized Losses on Derivative Financial Liabilities	(69)
Net Change	$ 63	$ 15